As filed with the Securities and Exchange Commission on May 16, 2012.

Commission File No. 2-85378
Commission File No. 811-3462

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 68

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 68

The Flex-funds®
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code: (614) 766-7000

Robert S. Meeder, Jr., President – Meeder Asset Management, Inc.
P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box).

/XXX/	immediately upon filing pursuant to paragraph (b) of Rule 485

/____/	on (date) pursuant to paragraph (b) of Rule 485.

/____/	60 days after filing pursuant to paragraph (a)(1).

/____/	on (date) pursuant to paragraph (a)(1).

/____/	75 days after filing pursuant to paragraph (a)(2).

/____/	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/____/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 68 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 67 filed April 27, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 68 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 16th day of May, 2012.

THE FLEX-FUNDS

BY:	/s/ Robert S. Meeder Jr.
Robert S. Meeder, Jr., President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 68 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	SIGNATURE	TITLE	DATE

	/s/ Robert S. Meeder, Jr.	President and Trustee	May 16, 2012
Robert S. Meeder, Jr.

	/s/ Bruce E. McKibben	Treasurer, Principal Financial	May 16, 2012
	Bruce E. McKibben	Officer and Principal Accounting Officer

	Jack W. Nicklaus II*	Trustee	May 16, 2012
Jack W. Nicklaus II

	Stuart M. Allen*	Trustee	May 16, 2012
Stuart M. Allen

	Anthony V. D’Angelo*	Trustee	May 16, 2012
Anthony V. D’Angelo

*By:	/s/ Dale W. Smith		May 16, 2012
Dale W. Smith
Executed by Dale W. Smith on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase